Consolidated Statements Of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
INTEREST INCOME
Loans, including fees	$ 14,740	$ 14,370
Securities:
Taxable	2,237	2,481
Tax exempt	1,383	1,289
Other	31	41
Total Interest Income	18,391	18,181
INTEREST EXPENSE
Deposits	4,982	5,828
Short-term borrowings	39	52
Long-term debt	793	949
Total Interest Expense	5,814	6,829
Net Interest Income	12,577	11,352
PROVISION FOR LOAN LOSSES	982	336
Net Interest Income after Provision for Loan Losses	11,595	11,016
OTHER INCOME
Service charges on deposits	776	755
Fiduciary activities	525	474
Earnings on investment in life insurance	341	240
ATM and debit card fees	641	638
Investment securities gains from sales	12	182
Realized gains on sales of assets	6	67
Other	762	403
Total Other Income	3,063	2,759
OTHER EXPENSES
Employee compensation and benefits	4,998	4,634
Net occupancy and equipment	1,097	1,126
Professional fees	504	392
Director and advisory boards compensation	353	362
ATM expenses	298	364
Supplies and postage	326	324
FDIC/OCC expense	352	546
Pennsylvania bank shares tax	307	288
Other operating	1,182	1,000
Total Other Expenses	9,417	9,036
Income before Income Taxes	5,241	4,739
PROVISION FOR INCOME TAXES	1,095	1,053
Net Income	$ 4,146	$ 3,686
BASIC EARNINGS PER SHARE	$ 2.95	$ 2.63
DIVIDENDS PER SHARE	$ 0.75	$ 0.675